Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provisions for Other Liabilities and Charges

All figures in £ millions	Deferred consideration	Property	Disposals and closures	Legal and other	Total
At 1 January 2017	56	4	10	36	106
Exchange differences	(5)	—	—	(2)	(7)
Charged to income statement	—	—	—	4	4
Released to income statement	—	—	—	(7)	(7)
Utilised	(6)	—	(2)	(8)	(16)
Disposal through business disposal	—	(1)	3	(2)	—

At 31 December 2017	45	3	11	21	80

Summary of Analysis of Provisions

Analysis of provisions:

	2017
All figures in £ millions	Deferred consideration	Property	Disposals and closures	Legal and other	Total
Current	5	1	11	8	25
Non-current	40	2	—	13	55

	45	3	11	21	80

	2016
Current	6	1	8	12	27
Non-current	50	3	2	24	79

	56	4	10	36	106